UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 2625
Dreyfus A Bonds Plus, Inc.
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 3/31
Date of reporting period: July 1, 2005-June 30, 2006

Item 1. Proxy Voting Record

========================== DREYFUS A BONDS PLUS, INC. ==========================

ARDEN REALTY LIMITED PARTNERSHIP

Ticker:	Security ID: 03979GAL9
Meeting Date: JUN 29, 2006	Meeting Type: Written Consent
Record Date: JUN 7, 2006

# Proposal	Mgt Rec	Vote Cast	Sponsor
1	THE PROPOSED AMENDMENTS TO THE INDENTURE None	For	Management
SET FORTH IN THE CONSENT SOLICITATION
PROSPECTUS.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus A Bonds Plus, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 16, 2006